Transactions with Related Parties - Summary of charged by our related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 435,000		$ 1,598,858
Supervision Fees [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0		1,790,789
Advances For Vessel Under Construction [Member]
Related Party Transaction [Line Items]
Due from Related Parties	210,970
Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	5,599,351	$ 5,730,910	7,027,195
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,799,209	1,788,543	2,037,917
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	38,000	104,000	137,000
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	912,500	862,500	377,500
Net Loss On Sale Of Vessels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	54,000	109,000	184,000
Impairment Loss [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			212,650
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	994,840	1,118,491	1,210,036
Rental Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 90,121	$ 87,192	$ 84,686